Lease - Schedule of Lease Cost (Details)			12 Months Ended
		Oct. 11, 2022 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Successor [Member]
Operating lease costs
Amortization of operating lease asset			$ 117,539	$ 15,129
Interest on lease liability			6,496	836
Unrecognized ROU	[1]		173,797	22,370	460,800
Total operating lease costs			297,832	38,335	460,800
Amortization of finance lease asset			76,946	9,904	248,620
Interest on lease liability			9,226	1,187	14,316
Total finance lease costs			$ 86,172	$ 11,091	$ 262,936
Predecessor [Member]
Operating lease costs
Amortization of operating lease asset
Interest on lease liability
Unrecognized ROU	[1]					151,923
Total operating lease costs						151,923
Finance lease costs
Amortization of finance lease asset						131,159
Interest on lease liability						19,191
Total finance lease costs						$ 150,350

[1]	Excluding cost of short-term contracts. The Company also have another lease agreement with one year term, for which the 2025 elected to not recognize right-of-use assets on balance sheet and expensed on straight-line method. The lease term was commenced from March 1, 2022 with monthly lease expense of HK$38,400. Short-term lease costs for the year ended September 30, 2022, the period from October 12, 2022 to September 30, 2023 and the year ended September 30, 2024 were HK$268,800, HK$460,800 and HK$173,797, respectively, which were charged to general and administrative expenses.